Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 6,089	$ 7,227
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,701	838
Leasehold incentives receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,554	3,158
Unbilled revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,075	704
Refundable tax credits
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	754	1,959
Sales tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	572	499
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 433	$ 69